Pension arrangements (Details) - Football League Pension and Life Assurance Scheme - GBP (£)	1 Months Ended	6 Months Ended
	Sep. 30, 2023	Dec. 31, 2022	Jun. 30, 2022	Dec. 31, 2021	Aug. 31, 2020
Pension arrangements
Total deficit on actuarial valuation					£ 27,500,000
Contribution to current accrual of benefits		£ 0
Total contributions paid by Group based on actuarial valuation		555,000
Percentage of increase in contributions	5.00%
Present value of outstanding contributions to pension arrangements		1,332,000
Within 1 year
Pension arrangements
Present value of outstanding contributions to pension arrangements		555,000	£ 556,000	£ 533,000
Due after 1 year
Pension arrangements
Present value of outstanding contributions to pension arrangements		£ 777,000	£ 1,046,000	£ 1,332,000